PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 15,944	$ 13,189
Related parties’ receivable	1,587	6,337
Government institutions	7,376	2,731
Derivative instruments	2,984	9,806
Interest receivable	4,864	4,484
Short-term vendor deposits	335	338
Deferred contract costs	10,409	1,810
Other current assets	1,337	408
Total prepaid expenses and other current assets	$ 44,836	$ 39,103